Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	€ 46,967	€ 42,210
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	256,635	236,748
Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	221,551	367,704
Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	1,962	5,857
Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	24,788	20,496
Other current/non-current assets [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	23,139	19,252
Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	18,701	20,693
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	6,762	6,805
Other current liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	6,712	6,755
Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities		1,730
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	17,116	16,203
Lease liabilities [Member] | IFRS 7 not applicable and IFRS 16 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and Financial liabilities	17,116	16,203
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,730
Financial liabilities at fair value through profit or loss, category [Member] | Liabilities for warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,730
Financial liabilities at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	18,751	20,743
Financial liabilities at amortised cost, category [Member] | Accounts payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	18,701	20,693
Financial liabilities at amortised cost, category [Member] | Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	50	50
Financial assets at amortised cost, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	481,797	611,553
Financial assets at amortised cost, category [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	256,635	236,748
Financial assets at amortised cost, category [Member] | Short-Term Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	221,551	367,704
Financial assets at amortised cost, category [Member] | Accounts receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	1,962	5,857
Financial assets at amortised cost, category [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 1,649	€ 1,244